                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: CCO
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                             Washington, DC          8/13/10
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ________________________________________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F

                              30-Jun-10

                                                                                                    Voting Authority
                                                         Value   Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                Title of class   CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ----
Americredit Corp              COM            03060R101    21115  1158875 SH         Sole           1158875
Arch Capital Group Ltd        COM            G0450A105    46337   621974 SH         Sole            621974
Berkshire Hathaway Class A    COM            084670108    16320      136 SH         Sole               136
Berkshire Hathaway Class B    COM            084670702    27984   351159 SH         Sole            351159
Brown & Brown, Inc.           COM            115236101    65297  3411527 SH         Sole           3411527
Devon Energy Corp             COM            25179M103     9006   147826 SH         Sole            147826
Fairfax Financial Hldgs LTD   COM            303901102   166545   449259 SH         Sole            449259
Fastenal Co                   COM            311900104    26249   522986 SH         Sole            522986
Goldman Sachs Group Inc       COM            38141G104    31013   236253 SH         Sole            236253
HomeFed Corp                  COM            43739D307      522    22675 SH         Sole             22675
J.P. Morgan Chase & Co.       COM            46625H100    14877   406355 SH         Sole            406355
Johnson & Johnson             COM            478160104     6152   104168 SH         Sole            104168
Leucadia National Corporation COM            527288104    41250  2114275 SH         Sole           2114275
MDC Holdings                  COM            552676108     5153   191205 SH         Sole            191205
Martin Marietta Materials     COM            573284106    42695   503416 SH         Sole            503416
Mc Donald's Corporation       COM            580135101     8265   125480 SH         Sole            125480
Moody's Corp.                 COM            615369105    14632   734551 SH         Sole            734551
NVR Inc.                      COM            62944T105    42117    64298 SH         Sole             64298
Symetra Financial Corp        COM            87151Q106    12801  1066774 SH         Sole           1066774
Sysco Corp                    COM            871829107     9405   329177 SH         Sole            329177
Toll Brothers Inc             COM            889478103    18585  1135973 SH         Sole           1135973
US Bancorp                    COM            902973304    31470  1408041 SH         Sole           1408041
Verisk Analytics Inc Class A  COM            92345Y106      291     9736 SH         Sole              9736
Vulcan Materials Co           COM            929160109    30667   699683 SH         Sole            699683
Wells Fargo & Company         COM            949746101    76071  2971527 SH         Sole           2971527
YUM! Brands Inc               COM            988498101    95575  2448133 SH         Sole           2448133
REPORT SUMMARY                         26 DATA RECORDS   860391       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED